Digital assets - Schedule of fair value hierarchy (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Level 1 of fair value hierarchy [member]
Digital assets - Schedule of fair value hierarchy (Details) [Line Items]
Digital assets, at fair value	$ 0	$ 0
Level 2 of fair value hierarchy [member]
Digital assets - Schedule of fair value hierarchy (Details) [Line Items]
Digital assets, at fair value	3,815,440	861,230
Level 3 of fair value hierarchy [member]
Digital assets - Schedule of fair value hierarchy (Details) [Line Items]
Digital assets, at fair value	$ 0	$ 0